Stock-based Compensation wtd avg periods (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				3,818,182
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Allocated Share-based Compensation Expense	$ 3		$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	10,919,802	10,933,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period		(14,184)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number		10,919,802	10,933,986
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price		$ 2.69
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price		4.85
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price		$ 2.68
Tranche C RDUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Beginning Balance	0	1,174,860
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited		(2,955)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number Ending Balance		0	1,174,860
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value		$ 1.92
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 4.85
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value			$ 1.92
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		(1,171,905)
Weighted Average Fair Value of Cancelled Restricted Units		$ 1.91